Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share [Line Items]
Net income (loss)	$ (376,972)	$ 4,997,348	$ (1,784,919)	$ 4,647,886
Less: Income (loss) attributable to common stock subject to possible redemption
Net income (loss) available to common shares	$ (376,972)	$ 4,997,348	$ (1,784,919)	$ 4,647,885
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share [Line Items]
Basic and diluted weighted average number of common shares (in Shares)	25,757,500	25,757,500	25,757,500	25,757,500
Basic and diluted income (loss) available to shares (in Dollars per share)	$ (0.07)	$ 0.88	$ (0.07)	$ 0.18
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share [Line Items]
Basic and diluted weighted average number of common shares (in Shares)	5,031,250	5,031,250	5,031,250	5,031,250
Basic and diluted income (loss) available to shares (in Dollars per share)	$ (0.07)	$ 0.88	$ (0.07)	$ 0.18